Events Subsequent to the Balance Sheet Date (Details) - Subsequent Event [Member] - shares		1 Months Ended
	Feb. 29, 2024	Feb. 29, 2024	Mar. 31, 2024
Events Subsequent to the Balance Sheet Date [Line Items]
Issuance of ordinary shares			178,931
Description of aggregate amount	the Board approved the payment of bonuses for 2023 to the Company’s executive officers based on execution milestones determined in early 2023.
Options grant		250,000
Non-executive employees [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Options grant		240,000
Chief Financial Officer [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Options grant		10,000